Derivative Financial Instruments	12 Months Ended
Feb. 28, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS
The notional amounts and fair values of financial instruments outstanding were as follows:

	Derivative Assets (1)(2)		Derivative Liabilities (1)(3)
	As at February 28, 2019	As at February 28, 2018	As at February 28, 2019	As at February 28, 2018
Foreign exchange contracts
Fair value of derivatives designated as cash flow hedges	$1	$—	$(1)	$(1)
Fair value of derivatives not subject to hedge accounting	—	1	—	(1)
Total estimated fair value	1	1	(1)	(2)

Notional amount	$93	$123	$91	$161
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(1) The fair values of derivative assets and liabilities are measured using Level 2 fair value inputs.
(2) Derivative assets are included in other current assets.
(3) Derivative liabilities are included in accrued liabilities.
Foreign exchange
The Company’s currency risk management objective in holding derivative instruments is to reduce the volatility of current and future income as a result of changes in foreign currency exchange rates. To limit its exposure to adverse movements in foreign currency exchange rates, the Company enters into foreign currency forward and option contracts.
The majority of the Company’s revenue for the fiscal year ended February 28, 2019 was transacted in U.S. dollars. However, portions of the revenue are denominated in Canadian dollars, euros, and British pounds. Expenses, consisting of the majority of salaries and other certain operating costs, are incurred primarily in Canadian dollars. The Company enters into forward and option contracts to hedge portions of these anticipated transactions to reduce the volatility on income associated with the foreign currency exposures. The Company also enters into forward and option contracts to reduce the effects of foreign exchange gains and losses resulting from the revaluation of certain foreign currency monetary assets and liabilities. As at February 28, 2019, approximately 9% of cash and cash equivalents, 29% of accounts receivable and 4% of accounts payable and accrued liabilities were denominated in foreign currencies (February 28, 2018 - 9%, 35% and 6%, respectively).
See “Derivative financial instruments” in Note 1 for the Company’s accounting policies on these instruments.
As at February 28, 2019 and February 28, 2018, the outstanding derivatives designated as cash flow hedges were considered to be fully effective. The maturity dates of these instruments range from March 2019 to November 2019. As at February 28, 2019, the net unrealized loss on these forward and option contracts (including option premiums paid) was nil (February 28, 2018 - net unrealized loss of $1 million). Unrealized gains associated with these contracts were recorded in other current assets and AOCI. Unrealized losses were recorded in accrued liabilities and AOCI. Option premiums were recorded in AOCI. As at February 28, 2019, the Company estimates that the net unrealized losses including option premiums on forward and option contracts that will be reclassified into income within the next 12 months will be approximately nil. For the fiscal years ended February 28, 2019 and February 28, 2018, there were no realized gains or losses on forward contracts that were ineffective upon maturity.
The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations and the consolidated statements of comprehensive income (loss) for the year ended February 28, 2019 and February 28, 2018:

	Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss) on Derivative Instruments (Effective Portion)		Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
	For the Years Ended			For the Years Ended
	February 28, 2019	February 28, 2018		February 28, 2019	February 28, 2018
Foreign exchange contracts	$—	$(1)	Selling, marketing and administration	$(3)	$2
Total	$—	$(1)		$(3)	$2

As part of its currency risk management strategy, the Company may maintain net monetary asset and/or liability balances in foreign currencies. The Company enters into foreign exchange forward contracts to hedge certain monetary assets and liabilities that are exposed to foreign currency risk. The principal currencies hedged include the Canadian dollar, euro, and British pound. These contracts are not subject to hedge accounting, and any realized and unrealized gains or losses are recognized in income each period, offsetting the change in the U.S. dollar value of the asset or liability. The maturity dates of these instruments range from March 2019 to April 2019. As at February 28, 2019, there were no net unrealized gains (net of premium paid) recorded in respect of these instruments (February 28, 2018 - net unrealized gains or losses of nil). Unrealized gains associated with these contracts were recorded in other current assets and selling, marketing and administration expenses. Unrealized losses were recorded in accrued liabilities and selling, marketing and administration expenses.
The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statements of operations for the years ended February 28, 2019 and February 28, 2018:

		Amount of Gain (Loss) in Income on Derivative Instruments
		For the Years Ended
	Location of Gain (Loss) Recognized in Income on Derivative Instruments	February 28, 2019	February 28, 2018
Foreign exchange contracts	Selling, marketing and administration	$4	$(9)

For information concerning the impact of foreign exchange on the consolidated statements of operations net of the above derivative instruments, see Note 16.
Credit risk
The Company is exposed to credit risk on derivative financial instruments arising from the potential for counterparties to default on their contractual obligations. The Company mitigates this risk by limiting counterparties to highly rated financial institutions and by continuously monitoring their creditworthiness. The Company’s exposure to credit loss and market risk will vary over time as a function of currency exchange rates. The Company measures its counterparty credit exposure as a percentage of the total fair value of the applicable derivative instruments. Where the net fair value of derivative instruments with any counterparty is negative, the Company deems the credit exposure to that counterparty to be nil. As at February 28, 2019, the maximum credit exposure to a single counterparty, measured as a percentage of the total fair value of derivative instruments with net unrealized gains, was 58% (February 28, 2018 - nil; February 28, 2017 - 100%). As at February 28, 2019, the Company had a credit risk exposure across all counterparties with outstanding or unsettled foreign exchange derivative instruments of nil on a notional value of $184 million (February 28, 2018 - no credit risk exposure on a notional value of nil).
The Company maintains Credit Support Annexes (“CSAs”) with several of its counterparties. These CSAs require the outstanding net position of all contracts be made whole by the paying or receiving of collateral to or from the counterparties on a daily basis, subject to exposure and transfer thresholds. As at February 28, 2019, the Company had nil in collateral posted with counterparties (February 28, 2018 - $1 million collateral posted or held).
The Company is exposed to market and credit risk on its investment portfolio. The Company reduces this risk by investing in liquid, investment grade securities and by limiting exposure to any one entity or group of related entities. As at February 28, 2019, no single issuer represented more than 16% of the total cash, cash equivalents and investments (February 28, 2018 - no single issuer represented more than 19% of the total cash, cash equivalents and investments), representing cash balances at one of the Company’s banking partners.
Interest rate risk
Cash and cash equivalents and investments are invested in certain instruments of varying maturities. Consequently, the Company is exposed to interest rate risk as a result of holding investments of varying maturities. The fair value of investments, as well as the investment income derived from the investment portfolio, will fluctuate with changes in prevailing interest rates. The Company has also issued the 3.75% Debentures (as defined below) as described in Note 10 with a fixed 3.75% interest rate. The fair value of the 3.75% Debentures will fluctuate with changes in prevailing interest rates. Consequently, the Company is exposed to interest rate risk as a result of the long-term nature of the 3.75% Debentures. The Company does not currently utilize interest rate derivative instruments to hedge its investment portfolio.